Other Receivables and Other Current Assets	12 Months Ended
Oct. 31, 2023
Other Receivables and Other Current Assets [Abstract]
OTHER RECEIVABLES AND OTHER CURRENT ASSETS

NOTE 7 – OTHER RECEIVABLES AND OTHER CURRENT ASSETS

Other receivables and other current assets comprised of the following:

	October 31,	October 31,
	2023	2022
Deposits put down on the car	790,068	935,573
Excess input VAT credits	30,405	28,242
Cash advance to employee	38,493	35,915
Other receivables	1,275,000	-
Total	2,133,966	999,730

As of October 31, 2023, the balance of other receivables was $1,275,000.

On April 10, 2023, the Company entered into legal service agreement in $215,000 with The Crone Law Group,P.C. (“Crone”). Under the agreement, Crone will represent the Company with respect to pre financing matters and the commencement of financing concerning the investment between the Company and investing entities.

On May 25, 2023 and August 25, 2023, the Company entered into two consulting agreements for a total of $1,060,000 with Topway International Limited (“Topway”), a Hong Kong company. Under the agreements, Topway will assist the Company in certain advisory activities, including but not limited to those in connection with Company’s secondary offerings (non-fundraising), investor communication and capital market opportunities such as introduction to investment banks, strategic investors, investor outreach and other service parties. The Company acknowledges that the Consultant has provided substantial such services since March 2023.